S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Feb. 11, 2026
Paloma Capital Group LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Paloma Capital Group LLC
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	sponsor
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%
Anna Nahajski-Staples [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Anna Nahajski-Staples
Peter Preston [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Peter Preston
All Officers, Directors and Director Nominees [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	All officers, directors and director nominees as a group
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	5 individuals
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%